SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 9,111	$ 9,483	$ 7,365
FFO	(544)	(324)	586
Office
Disclosure of operating segments [line items]
Revenue	1,954	1,998	2,210
FFO	(11)	185	325
Retail
Disclosure of operating segments [line items]
Revenue	1,548	1,559	1,557
FFO	367	345	626
LP Investments
Disclosure of operating segments [line items]
Revenue	5,353	5,678	3,593
FFO	(57)	(98)	288
Corporate
Disclosure of operating segments [line items]
Revenue	256	248	5
FFO	$ (843)	$ (756)	$ (653)